Quarterly Holdings Report
for

Fidelity® Small Cap Growth Index Fund

March 31, 2020

SGR-QTLY-0520
1.9896349.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
Bandwidth, Inc. (a)	503	$33,847
Cogent Communications Group, Inc.	1,591	130,414
IDT Corp. Class B (a)	518	2,808
Ooma, Inc. (a)	771	9,198
ORBCOMM, Inc. (a)	2,336	5,700
Pareteum Corp. (a)	1,796	740
PDVWireless, Inc. (a)	396	18,085
Vonage Holdings Corp. (a)	5,765	41,681
		242,473
Entertainment - 0.2%
Eros International PLC (a)	139	229
Glu Mobile, Inc. (a)	4,365	27,456
IMAX Corp. (a)	1,994	18,046
LiveXLive Media, Inc. (a)	1,522	2,405
Rosetta Stone, Inc. (a)	106	1,486
		49,622
Interactive Media & Services - 0.5%
CarGurus, Inc. Class A (a)	2,836	53,714
Cars.com, Inc. (a)	414	1,780
Eventbrite, Inc. (a)	1,341	9,789
EverQuote, Inc. Class A (a)	321	8,426
Liberty TripAdvisor Holdings, Inc. (a)	2,917	5,251
MeetMe, Inc. (a)	1,652	9,697
QuinStreet, Inc. (a)	1,709	13,757
Travelzoo, Inc. (a)	140	550
TrueCar, Inc. (a)	3,426	8,291
Yelp, Inc. (a)	2,585	46,608
		157,863
Media - 0.4%
Boston Omaha Corp. (a)	273	4,944
Cardlytics, Inc. (a)	541	18,913
Central European Media Enterprises Ltd. Class A (a)	3,429	10,733
Clear Channel Outdoor Holdings, Inc. (a)	227	145
Entravision Communication Corp. Class A	505	1,025
Fluent, Inc. (a)	1,355	1,585
Gray Television, Inc. (a)	1,428	15,337
Hemisphere Media Group, Inc. (a)	507	4,330
Liberty Media Corp.:
Liberty Braves Class A (a)	215	4,193
Liberty Braves Class C (a)	1,519	28,952
Loral Space & Communications Ltd. (a)	490	7,963
MDC Partners, Inc. Class A (a)	2,208	3,202
Meredith Corp.	1,512	18,477
National CineMedia, Inc.	175	571
TechTarget, Inc. (a)	853	17,580
		137,950
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. (a)	1,607	17,050
Gogo, Inc. (a)	2,266	4,804
Shenandoah Telecommunications Co.	1,799	88,601
		110,455

TOTAL COMMUNICATION SERVICES		698,363

CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.7%
Dorman Products, Inc. (a)	1,007	55,657
Fox Factory Holding Corp. (a)	1,412	59,304
Gentherm, Inc. (a)	1,225	38,465
LCI Industries	914	61,083
Standard Motor Products, Inc.	149	6,194
Stoneridge, Inc. (a)	76	1,273
		221,976
Automobiles - 0.1%
Winnebago Industries, Inc.	837	23,277
Distributors - 0.2%
Core-Mark Holding Co., Inc.	1,699	48,540
Funko, Inc. (a)	892	3,559
		52,099
Diversified Consumer Services - 1.0%
Career Education Corp. (a)	2,597	28,022
Chegg, Inc. (a)	4,451	159,257
Collectors Universe, Inc.	297	4,654
K12, Inc. (a)	108	2,037
Regis Corp. (a)	53	313
Select Interior Concepts, Inc. (a)	193	400
Strategic Education, Inc.	801	111,948
		306,631
Hotels, Restaurants & Leisure - 2.7%
Biglari Holdings, Inc. (a)	35	1,799
BJ's Restaurants, Inc.	729	10,126
Bloomin' Brands, Inc.	3,253	23,226
Boyd Gaming Corp.	2,757	39,756
Brinker International, Inc.	1,070	12,851
Carrols Restaurant Group, Inc. (a)	32	58
Churchill Downs, Inc.	1,317	135,585
Chuy's Holdings, Inc. (a)	173	1,742
Cracker Barrel Old Country Store, Inc.	901	74,981
Dave & Buster's Entertainment, Inc.	1,178	15,408
Denny's Corp. (a)	1,631	12,526
Dine Brands Global, Inc.	364	10,440
Drive Shack, Inc. (a)	2,127	3,233
Eldorado Resorts, Inc. (a)	2,489	35,842
Everi Holdings, Inc. (a)	3,140	10,362
Golden Entertainment, Inc. (a)	334	2,208
Inspired Entertainment, Inc. (a)	228	771
Jack in the Box, Inc.	139	4,872
Kura Sushi U.S.A., Inc. Class A (a)	59	706
Lindblad Expeditions Holdings (a)	873	3,640
Marriott Vacations Worldwide Corp.	279	15,507
Monarch Casino & Resort, Inc. (a)	345	9,684
Nathan's Famous, Inc.	41	2,501
Noodles & Co. (a)	1,076	5,068
Papa John's International, Inc.	737	39,334
Penn National Gaming, Inc. (a)	442	5,591
PlayAGS, Inc. (a)	1,076	2,851
Red Rock Resorts, Inc.	2,619	22,392
Ruth's Hospitality Group, Inc.	993	6,633
Scientific Games Corp. Class A (a)	2,074	20,118
SeaWorld Entertainment, Inc. (a)	1,772	19,527
Shake Shack, Inc. Class A (a)	1,096	41,363
Target Hospitality Corp. (a)	1,328	2,643
Texas Roadhouse, Inc. Class A	2,480	102,424
The Cheesecake Factory, Inc.	1,563	26,696
Twin River Worldwide Holdings, Inc.	623	8,105
Wingstop, Inc.	1,019	81,214
		811,783
Household Durables - 1.7%
Casper Sleep, Inc.	89	382
Cavco Industries, Inc. (a)	325	47,106
Century Communities, Inc. (a)	487	7,066
GoPro, Inc. Class A (a)	4,330	11,345
Green Brick Partners, Inc. (a)	29	233
Hamilton Beach Brands Holding Co. Class A	250	2,378
Helen of Troy Ltd. (a)	941	135,532
Hooker Furniture Corp.	20	312
Installed Building Products, Inc. (a)	858	34,208
iRobot Corp. (a)	1,046	42,781
KB Home	678	12,272
La-Z-Boy, Inc.	705	14,488
Legacy Housing Corp. (a)	50	463
LGI Homes, Inc. (a)	759	34,269
Lovesac (a)	381	2,221
Purple Innovation, Inc. (a)	53	301
Skyline Champion Corp. (a)	1,914	30,012
Sonos, Inc. (a)	3,035	25,737
Taylor Morrison Home Corp. (a)	607	6,677
TopBuild Corp. (a)	1,259	90,195
Universal Electronics, Inc. (a)	464	17,804
Zagg, Inc. (a)	56	174
		515,956
Internet & Direct Marketing Retail - 0.3%
1-800-FLOWERS.com, Inc. Class A (a)	907	12,000
Duluth Holdings, Inc. (a)	302	1,211
Groupon, Inc. (a)	16,683	16,353
Leaf Group Ltd. (a)	402	539
Overstock.com, Inc.(a)	150	749
PetMed Express, Inc.	231	6,648
Quotient Technology, Inc. (a)	311	2,022
Shutterstock, Inc.	718	23,091
Stitch Fix, Inc. (a)	1,405	17,844
The RealReal, Inc.	550	3,856
The Rubicon Project, Inc. (a)	1,306	7,248
Waitr Holdings, Inc. (a)	382	470
		92,031
Leisure Products - 0.3%
Clarus Corp.	520	5,096
Johnson Outdoors, Inc. Class A	117	7,336
Malibu Boats, Inc. Class A (a)	777	22,370
Marine Products Corp.	288	2,327
MCBC Holdings, Inc. (a)	659	4,811
Sturm, Ruger & Co., Inc.	570	29,019
YETI Holdings, Inc. (a)	2,110	41,187
		112,146
Specialty Retail - 1.4%
Aaron's, Inc. Class A	2,252	51,301
America's Car Mart, Inc. (a)	237	13,355
American Eagle Outfitters, Inc.	5,303	42,159
Asbury Automotive Group, Inc. (a)	724	39,987
At Home Group, Inc. (a)	127	257
Boot Barn Holdings, Inc. (a)	1,067	13,796
Camping World Holdings, Inc.	1,283	7,300
DSW, Inc. Class A	797	3,969
Hibbett Sports, Inc. (a)	30	328
Hudson Ltd. (a)	64	321
Lithia Motors, Inc. Class A (sub. vtg.)	516	42,204
Lumber Liquidators Holdings, Inc. (a)	156	732
MarineMax, Inc. (a)	31	323
Monro, Inc.	1,222	53,536
Murphy U.S.A., Inc. (a)	192	16,197
National Vision Holdings, Inc. (a)	2,944	57,172
Rent-A-Center, Inc.	1,858	26,272
RH (a)	182	18,286
Sleep Number Corp. (a)	965	18,489
Tailored Brands, Inc.	1,896	3,299
The Children's Place Retail Stores, Inc.	556	10,875
Winmark Corp.	32	4,077
		424,235
Textiles, Apparel & Luxury Goods - 1.0%
Centric Brands, Inc. (a)	647	725
Crocs, Inc. (a)	2,598	44,140
Deckers Outdoor Corp. (a)	1,055	141,370
Kontoor Brands, Inc.	383	7,342
Oxford Industries, Inc.	229	8,304
Steven Madden Ltd.	3,150	73,175
Superior Group of Companies, Inc.	77	651
Wolverine World Wide, Inc.	1,459	22,177
		297,884

TOTAL CONSUMER DISCRETIONARY		2,858,018

CONSUMER STAPLES - 3.3%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	314	115,414
Celsius Holdings, Inc. (a)	1,110	4,673
Coca-Cola Bottling Co. Consolidated	176	36,701
Craft Brew Alliance, Inc. (a)	30	447
MGP Ingredients, Inc.	497	13,364
National Beverage Corp. (a)	453	19,320
New Age Beverages Corp. (a)	2,935	4,080
		193,999
Food & Staples Retailing - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,442	36,728
Chefs' Warehouse Holdings (a)	960	9,667
HF Foods Group, Inc. (a)	841	7,056
Performance Food Group Co. (a)	4,308	106,494
PriceSmart, Inc.	71	3,731
		163,676
Food Products - 1.3%
B&G Foods, Inc. Class A	243	4,396
Bridgford Foods Corp. (a)	57	1,315
Calavo Growers, Inc.	608	35,076
Freshpet, Inc. (a)	1,297	82,839
J&J Snack Foods Corp.	566	68,486
John B. Sanfilippo & Son, Inc.	323	28,876
Lancaster Colony Corp.	512	74,056
Limoneira Co.	187	2,450
Sanderson Farms, Inc.	628	77,445
Tootsie Roll Industries, Inc.	547	19,670
		394,609
Household Products - 0.3%
WD-40 Co.	515	103,438
Personal Products - 0.4%
BellRing Brands, Inc. Class A (a)	870	14,834
elf Beauty, Inc. (a)	122	1,200
Inter Parfums, Inc.	659	30,545
LifeVantage Corp. (a)	563	5,799
MediFast, Inc.	418	26,125
Revlon, Inc. (a)	238	2,601
USANA Health Sciences, Inc. (a)	471	27,205
Youngevity International, Inc. (a)	232	162
		108,471
Tobacco - 0.2%
22nd Century Group, Inc. (a)	4,949	3,712
Turning Point Brands, Inc.	304	6,417
Vector Group Ltd.	3,914	36,870
		46,999

TOTAL CONSUMER STAPLES		1,011,192

ENERGY - 0.3%
Energy Equipment & Services - 0.2%
Cactus, Inc.	1,813	21,031
DMC Global, Inc.	549	12,632
FTS International, Inc. (a)	682	152
Liberty Oilfield Services, Inc. Class A	465	1,251
ProPetro Holding Corp. (a)	1,763	4,408
RigNet, Inc. (a)	416	749
Solaris Oilfield Infrastructure, Inc. Class A	1,278	6,710
U.S. Well Services, Inc. (a)	362	109
		47,042
Oil, Gas & Consumable Fuels - 0.1%
Altus Midstream Co. (a)	2,491	1,868
Ardmore Shipping Corp.	192	1,008
Brigham Minerals, Inc. Class A	757	6,260
CVR Energy, Inc.	436	7,207
Dorian LPG Ltd. (a)	174	1,516
Evolution Petroleum Corp.	965	2,519
Falcon Minerals Corp.	143	307
GasLog Ltd.	990	3,584
Golar LNG Ltd.	344	2,711
Goodrich Petroleum Corp. (a)	246	1,048
Matador Resources Co. (a)	465	1,153
Nextdecade Corp. (a)	299	562
PrimeEnergy Corp. (a)	12	888
Ring Energy, Inc. (a)	868	572
Rosehill Resources, Inc. (a)	137	56
SilverBow Resources, Inc. (a)	6	15
Tellurian, Inc. (a)	3,740	3,381
Uranium Energy Corp. (a)	6,554	3,670
		38,325

TOTAL ENERGY		85,367

FINANCIALS - 5.8%
Banks - 1.2%
Ameris Bancorp	360	8,554
Atlantic Capital Bancshares, Inc. (a)	87	1,033
Bank First National Corp.	211	11,816
Bank7 Corp.	3	24
BayCom Corp. (a)	114	1,374
Cambridge Bancorp	46	2,392
Central Pacific Financial Corp.	40	636
Century Bancorp, Inc. Class A (non-vtg.)	9	560
City Holding Co.	51	3,393
CNB Financial Corp., Pennsylvania	7	132
Coastal Financial Corp. of Washington (a)	210	2,207
CrossFirst Bankshares, Inc. (a)	145	1,218
Eagle Bancorp, Inc.	50	1,511
Esquire Financial Holdings, Inc. (a)	130	1,957
FB Financial Corp.	320	6,310
Fidelity D & D Bancorp, Inc.	42	2,143
First Capital, Inc.	7	419
First Financial Bankshares, Inc.	4,862	130,496
First Financial Corp., Indiana	43	1,450
First Foundation, Inc.	424	4,333
Glacier Bancorp, Inc.	454	15,438
Hanmi Financial Corp.	79	857
HarborOne Bancorp, Inc.	427	3,215
HBT Financial, Inc.	14	147
Heritage Commerce Corp.	276	2,117
HomeTrust Bancshares, Inc.	206	3,280
Independent Bank Corp.	253	3,256
Independent Bank Corp., Massachusetts	113	7,274
Independent Bank Group, Inc.	354	8,383
Investar Holding Corp.	79	1,009
Lakeland Financial Corp.	676	24,843
Malvern Bancorp, Inc. (a)	60	735
Metrocity Bankshares, Inc.	20	235
Midland States Bancorp, Inc.	93	1,627
National Bank Holdings Corp.	402	9,608
Northeast Bank	9	105
Oak Valley Bancorp Oakdale California	3	47
People's Utah Bancorp	22	426
Preferred Bank, Los Angeles	147	4,972
Red River Bancshares, Inc.	9	335
Reliant Bancorp, Inc.	7	79
Richmond Mutual Bancorp., Inc. (a)	15	153
Seacoast Banking Corp., Florida (a)	330	6,042
ServisFirst Bancshares, Inc.	1,460	42,807
Stock Yards Bancorp, Inc.	143	4,137
The Bank of NT Butterfield & Son Ltd.	653	11,121
TriState Capital Holdings, Inc. (a)	268	2,592
Triumph Bancorp, Inc. (a)	402	10,452
Union Bankshares, Inc.	18	405
United Community Bank, Inc.	227	4,156
Unity Bancorp, Inc.	7	82
Veritex Holdings, Inc.	578	8,075
West Bancorp., Inc.	166	2,714
Westamerica Bancorp.	178	10,463
		373,145
Capital Markets - 1.6%
Ares Management Corp.	2,678	82,831
Artisan Partners Asset Management, Inc.	996	21,404
Assetmark Financial Holdings, Inc. (a)	232	4,730
Blucora, Inc. (a)	1,346	16,219
Cohen & Steers, Inc.	855	38,860
Cowen Group, Inc. Class A	499	4,820
Diamond Hill Investment Group, Inc.	99	8,934
Federated Hermes, Inc. Class B (non-vtg.)	3,620	68,961
Focus Financial Partners, Inc. Class A (a)	1,162	26,738
GAMCO Investors, Inc. Class A	130	1,429
Greenhill & Co., Inc.	600	5,904
Hamilton Lane, Inc. Class A	826	45,686
Houlihan Lokey	1,571	81,881
Moelis & Co. Class A	1,458	40,970
Och-Ziff Capital Management Group LLC Class A	334	4,522
PJT Partners, Inc.	512	22,216
Pzena Investment Management, Inc.	704	3,140
Safeguard Scientifics, Inc.	704	3,907
Siebert Financial Corp. (a)	359	2,592
Silvercrest Asset Management Group Class A	328	3,103
Value Line, Inc.	29	938
Virtus Investment Partners, Inc.	34	2,588
WisdomTree Investments, Inc.	1,780	4,147
		496,520
Consumer Finance - 0.6%
CURO Group Holdings Corp.	607	3,217
Elevate Credit, Inc. (a)	513	534
Enova International, Inc. (a)	793	11,491
First Cash Financial Services, Inc.	1,546	110,910
Green Dot Corp. Class A (a)	1,511	38,364
Oportun Financial Corp. (a)	104	1,097
Regional Management Corp. (a)	170	2,322
World Acceptance Corp. (a)	124	6,772
		174,707
Diversified Financial Services - 0.0%
Alerus Financial Corp.	38	628
GWG Holdings, Inc. (a)	14	142
Marlin Business Services Corp.	75	838
		1,608
Insurance - 1.8%
BRP Group, Inc. (a)	304	3,207
Crawford & Co. Class A	507	3,650
eHealth, Inc. (a)	858	120,824
Enstar Group Ltd. (a)	69	10,974
Fednat Holding Co.	251	2,881
Global Indemnity Ltd.	38	969
Goosehead Insurance	435	19,414
Health Insurance Innovations, Inc. (a)	373	8,351
Heritage Insurance Holdings, Inc.	71	760
Investors Title Co.	7	896
James River Group Holdings Ltd.	544	19,715
Kinsale Capital Group, Inc.	771	80,593
MBIA, Inc. (a)	245	1,749
National General Holdings Corp.	1,504	24,891
Palomar Holdings, Inc.	703	40,886
ProSight Global, Inc.	106	1,034
RLI Corp.	1,494	131,367
Selective Insurance Group, Inc.	985	48,955
State Auto Financial Corp.	40	1,112
Trupanion, Inc. (a)	1,090	28,373
United Fire Group, Inc.	52	1,696
Universal Insurance Holdings, Inc.	395	7,078
		559,375
Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc. (a)	1,397	25,328
Essent Group Ltd.	1,847	48,650
Farmer Mac Class C (non-vtg.)	98	5,452
First Defiance Financial Corp.	146	2,152
FS Bancorp, Inc.	11	396
Greene County Bancorp, Inc.	107	2,500
Hingham Institution for Savings	24	3,480
Kearny Financial Corp.	861	7,396
Meridian Bancorp, Inc. Maryland	278	3,119
Meta Financial Group, Inc.	780	16,942
NMI Holdings, Inc. (a)	2,504	29,071
OceanFirst Financial Corp.	152	2,418
PCSB Financial Corp.	35	490
Pennymac Financial Services, Inc.	168	3,714
Pioneer Bancorp, Inc. (a)	7	73
Provident Bancorp, Inc. (a)	4	34
Southern Missouri Bancorp, Inc.	5	121
Velocity Financial, Inc.	98	738
Walker & Dunlop, Inc.	121	4,873
Waterstone Financial, Inc.	21	305
WMI Holdings Corp. (a)	1,396	10,233
		167,485

TOTAL FINANCIALS		1,772,840

HEALTH CARE - 33.4%
Biotechnology - 15.4%
89Bio, Inc. (a)	93	2,348
ACADIA Pharmaceuticals, Inc. (a)	4,230	178,718
Acceleron Pharma, Inc. (a)	1,400	125,818
ADMA Biologics, Inc. (a)	2,285	6,581
Aduro Biotech, Inc. (a)	2,368	6,488
Adverum Biotechnologies, Inc. (a)	2,376	23,214
Aeglea BioTherapeutics, Inc. (a)	157	732
Affimed NV (a)	2,297	3,629
Agenus, Inc. (a)	3,949	9,675
AgeX Therapeutics, Inc. (a)	727	676
Aimmune Therapeutics, Inc. (a)	1,695	24,442
Akero Therapeutics, Inc. (a)	258	5,470
Albireo Pharma, Inc. (a)	468	7,661
Aldeyra Therapeutics, Inc. (a)	456	1,126
Alector, Inc. (a)	1,298	31,321
Allakos, Inc. (a)	729	32,433
Allogene Therapeutics, Inc. (a)	1,456	28,305
Amicus Therapeutics, Inc. (a)	9,617	88,861
AnaptysBio, Inc. (a)	797	11,262
Anavex Life Sciences Corp. (a)	1,789	5,635
Apellis Pharmaceuticals, Inc. (a)	2,147	57,518
Applied Therapeutics, Inc. (a)	250	8,173
Aprea Therapeutics, Inc.	199	6,917
Arcutis Biotherapeutics, Inc. (a)	303	9,029
Arena Pharmaceuticals, Inc. (a)	1,516	63,672
Arrowhead Pharmaceuticals, Inc. (a)	3,762	108,233
Assembly Biosciences, Inc. (a)	99	1,468
Atara Biotherapeutics, Inc. (a)	1,959	16,671
Athenex, Inc. (a)	2,578	19,954
Athersys, Inc. (a)	4,963	14,889
Atreca, Inc.	530	8,772
Avid Bioservices, Inc. (a)	1,942	9,924
AVROBIO, Inc. (a)	880	13,693
Axcella Health, Inc.	268	917
Beam Therapeutics, Inc.	381	6,858
BeyondSpring, Inc. (a)	471	6,034
BioCryst Pharmaceuticals, Inc. (a)	4,875	9,750
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,605	54,618
Biospecifics Technologies Corp. (a)	235	13,294
BioXcel Therapeutics, Inc. (a)	248	5,543
Black Diamond Therapeutics, Inc. (a)	349	8,708
Blueprint Medicines Corp. (a)	2,009	117,486
Bridgebio Pharma, Inc.	2,216	64,264
Cabaletta Bio, Inc. (a)	260	1,898
Calithera Biosciences, Inc. (a)	353	1,567
Calyxt, Inc. (a)	457	1,522
CareDx, Inc. (a)	1,459	31,850
CASI Pharmaceuticals, Inc. (a)	1,627	3,319
Castle Biosciences, Inc.	292	8,705
Catalyst Pharmaceutical Partners, Inc. (a)	3,661	14,095
Cel-Sci Corp. (a)	1,109	12,798
Celcuity, Inc. (a)	166	1,079
Cellular Biomedicine Group, Inc. (a)	300	4,746
Centogene NV (a)	42	840
Checkpoint Therapeutics, Inc. (a)	1,179	1,780
ChemoCentryx, Inc. (a)	1,532	61,556
Clovis Oncology, Inc. (a)	1,878	11,944
Coherus BioSciences, Inc. (a)	988	16,025
Constellation Pharmaceuticals, Inc. (a)	635	19,958
Corbus Pharmaceuticals Holdings, Inc. (a)	2,530	13,257
Cortexyme, Inc.	408	18,609
Crinetics Pharmaceuticals, Inc. (a)	395	5,807
Cue Biopharma, Inc. (a)	719	10,203
Cyclerion Therapeutics, Inc. (a)	919	2,435
Cytokinetics, Inc. (a)	1,897	22,366
CytomX Therapeutics, Inc. (a)	1,761	13,507
Deciphera Pharmaceuticals, Inc. (a)	785	32,318
Denali Therapeutics, Inc. (a)	1,959	34,302
Dicerna Pharmaceuticals, Inc. (a)	2,024	37,181
Dynavax Technologies Corp. (a)	2,743	9,683
Eagle Pharmaceuticals, Inc. (a)	339	15,594
Editas Medicine, Inc. (a)	1,950	38,669
Eidos Therapeutics, Inc. (a)	419	20,527
Eiger Biopharmaceuticals, Inc. (a)	836	5,685
Emergent BioSolutions, Inc. (a)	1,712	99,056
Enanta Pharmaceuticals, Inc. (a)	712	36,618
Enochian Biosciences, Inc. (a)	99	297
Epizyme, Inc. (a)	2,138	33,160
Esperion Therapeutics, Inc. (a)	952	30,017
Evelo Biosciences, Inc. (a)	118	443
Fate Therapeutics, Inc. (a)	2,278	50,594
FibroGen, Inc. (a)	2,648	92,018
Flexion Therapeutics, Inc. (a)	1,287	10,129
Forty Seven, Inc. (a)	949	90,554
Frequency Therapeutics, Inc.	189	3,366
G1 Therapeutics, Inc. (a)	733	8,078
Galectin Therapeutics, Inc. (a)	1,345	2,636
Galera Therapeutics, Inc. (a)	23	219
Global Blood Therapeutics, Inc. (a)	2,172	110,967
GlycoMimetics, Inc. (a)	1,299	2,962
Gossamer Bio, Inc. (a)	835	8,475
Gritstone Oncology, Inc. (a)	167	972
Halozyme Therapeutics, Inc. (a)	5,045	90,760
Harpoon Therapeutics, Inc. (a)	83	961
Heron Therapeutics, Inc. (a)	3,170	37,216
Homology Medicines, Inc. (a)	928	14,421
Hookipa Pharma, Inc.	370	3,053
IGM Biosciences, Inc. (a)	150	8,423
ImmunoGen, Inc. (a)	3,418	11,655
Immunomedics, Inc. (a)	6,449	86,933
Inovio Pharmaceuticals, Inc. (a)	3,571	26,568
Insmed, Inc. (a)	3,354	53,765
Intellia Therapeutics, Inc. (a)	1,051	12,854
Intercept Pharmaceuticals, Inc. (a)	948	59,686
Invitae Corp. (a)	3,266	44,646
Iovance Biotherapeutics, Inc. (a)	4,397	131,624
Ironwood Pharmaceuticals, Inc. Class A (a)	5,852	59,047
Kadmon Holdings, Inc. (a)	6,025	25,245
Kalvista Pharmaceuticals, Inc. (a)	488	3,733
Karuna Therapeutics, Inc. (a)	312	22,464
Karyopharm Therapeutics, Inc. (a)	2,245	43,126
Kindred Biosciences, Inc. (a)	1,326	5,304
Kiniksa Pharmaceuticals Ltd. (a)	508	7,864
Kodiak Sciences, Inc. (a)	1,053	50,228
Krystal Biotech, Inc. (a)	392	16,950
Kura Oncology, Inc. (a)	1,246	12,398
La Jolla Pharmaceutical Co. (a)	786	3,301
Lexicon Pharmaceuticals, Inc. (a)	1,583	3,087
Ligand Pharmaceuticals, Inc. Class B (a)	103	7,490
LogicBio Therapeutics, Inc. (a)	368	1,818
Macrogenics, Inc. (a)	831	4,836
Madrigal Pharmaceuticals, Inc. (a)	337	22,498
Magenta Therapeutics, Inc. (a)	696	4,371
MannKind Corp. (a)	6,980	7,189
Marker Therapeutics, Inc. (a)	817	1,552
MediciNova, Inc. (a)	1,547	5,755
MEI Pharma, Inc. (a)	3,796	6,112
MeiraGTx Holdings PLC (a)	662	8,897
Minerva Neurosciences, Inc. (a)	902	5,430
Mirati Therapeutics, Inc. (a)	1,117	85,864
Mirum Pharmaceuticals, Inc. (a)	138	1,932
Molecular Templates, Inc. (a)	461	6,127
Momenta Pharmaceuticals, Inc. (a)	4,253	115,682
Morphic Holding, Inc.	329	4,830
Mustang Bio, Inc. (a)	1,126	3,018
Myriad Genetics, Inc. (a)	300	4,293
Natera, Inc. (a)	2,341	69,902
NextCure, Inc.	517	19,165
Novavax, Inc. (a)	424	5,758
OncoCyte Corp. (a)	986	2,416
Organogenesis Holdings, Inc. Class A (a)	353	1,140
OvaScience, Inc. (a)	390	2,059
Oyster Point Pharma, Inc. (a)	153	5,355
Palatin Technologies, Inc. (a)	8,633	3,657
Pfenex, Inc. (a)	1,085	9,570
PhaseBio Pharmaceuticals, Inc. (a)	649	2,148
Pieris Pharmaceuticals, Inc. (a)	1,745	3,979
Portola Pharmaceuticals, Inc. (a)	2,892	20,620
Precigen, Inc. (a)	741	2,519
Precision BioSciences, Inc. (a)	1,337	8,062
Prevail Therapeutics, Inc.	412	5,022
Principia Biopharma, Inc. (a)	650	38,597
Progenics Pharmaceuticals, Inc. (a)	3,361	12,772
Protagonist Therapeutics, Inc. (a)	466	3,290
PTC Therapeutics, Inc. (a)	2,270	101,265
Puma Biotechnology, Inc. (a)	1,216	10,263
Ra Pharmaceuticals, Inc. (a)	1,295	62,173
Radius Health, Inc. (a)	1,703	22,139
RAPT Therapeutics, Inc. (a)	74	1,574
Recro Pharma, Inc. (a)	685	5,596
REGENXBIO, Inc. (a)	1,259	40,766
Repligen Corp. (a)	1,962	189,411
Replimune Group, Inc. (a)	494	4,925
Retrophin, Inc. (a)	1,550	22,615
Revolution Medicines, Inc.	405	8,874
Rhythm Pharmaceuticals, Inc. (a)	1,087	16,544
Rigel Pharmaceuticals, Inc. (a)	5,670	8,845
Rocket Pharmaceuticals, Inc. (a)	1,216	16,963
Rubius Therapeutics, Inc. (a)	1,226	5,456
Sangamo Therapeutics, Inc. (a)	3,072	19,569
Savara, Inc. (a)	1,417	3,004
Scholar Rock Holding Corp. (a)	632	7,654
Seres Therapeutics, Inc. (a)	1,343	4,795
Solid Biosciences, Inc. (a)	122	292
Sorrento Therapeutics, Inc. (a)	5,086	9,358
Spectrum Pharmaceuticals, Inc. (a)	3,947	9,197
Spero Therapeutics, Inc. (a)	36	291
Springworks Therapeutics, Inc. (a)	300	8,100
Stemline Therapeutics, Inc. (a)	1,748	8,460
Stoke Therapeutics, Inc.	486	11,129
Sutro Biopharma, Inc. (a)	49	500
Syndax Pharmaceuticals, Inc. (a)	861	9,445
Syros Pharmaceuticals, Inc. (a)	1,321	7,834
TCR2 Therapeutics, Inc. (a)	13	101
TG Therapeutics, Inc. (a)	2,905	28,585
Tocagen, Inc. (a)	603	736
Translate Bio, Inc. (a)	1,286	12,821
Turning Point Therapeutics, Inc.	989	44,169
Twist Bioscience Corp. (a)	988	30,213
Tyme, Inc. (a)	1,868	2,055
Ultragenyx Pharmaceutical, Inc. (a)	2,057	91,393
UNITY Biotechnology, Inc. (a)	727	4,217
UroGen Pharma Ltd. (a)	719	12,827
Vanda Pharmaceuticals, Inc. (a)	1,971	20,420
VBI Vaccines, Inc. (a)	4,896	4,651
Veracyte, Inc. (a)	1,775	43,150
Vericel Corp. (a)	1,665	15,268
Viela Bio, Inc.	167	6,346
Viking Therapeutics, Inc. (a)	193	903
Vir Biotechnology, Inc. (a)	216	7,402
Voyager Therapeutics, Inc. (a)	946	8,656
X4 Pharmaceuticals, Inc. (a)	568	5,680
Xbiotech, Inc. (a)	488	5,183
Xencor, Inc. (a)	1,772	52,947
Y-mAbs Therapeutics, Inc. (a)	880	22,968
ZIOPHARM Oncology, Inc. (a)	7,010	17,175
		4,679,106
Health Care Equipment & Supplies - 7.7%
Accuray, Inc. (a)	3,553	6,751
Alphatec Holdings, Inc. (a)	1,329	4,585
Antares Pharma, Inc. (a)	5,946	14,033
Atricure, Inc. (a)	1,425	47,866
Atrion Corp.	53	34,450
AxoGen, Inc. (a)	1,305	13,572
Axonics Modulation Technologies, Inc. (a)	690	17,533
BioLife Solutions, Inc. (a)	301	2,860
BioSig Technologies, Inc. (a)	663	2,778
Bovie Medical Corp. (a)	114	409
Cardiovascular Systems, Inc. (a)	1,300	45,773
Cerus Corp. (a)	5,253	24,426
ConforMis, Inc. (a)	1,921	1,210
CONMED Corp.	1,022	58,530
Cryolife, Inc. (a)	1,361	23,028
CryoPort, Inc. (a)	1,199	20,467
Cutera, Inc. (a)	565	7,379
CytoSorbents Corp. (a)	1,098	8,488
Genmark Diagnostics, Inc. (a)	1,998	8,232
Glaukos Corp. (a)	1,460	45,056
Globus Medical, Inc. (a)	2,845	120,998
Haemonetics Corp. (a)	1,895	188,856
Heska Corp. (a)	261	14,433
Inogen, Inc. (a)	687	35,490
Integer Holdings Corp. (a)	893	56,134
IntriCon Corp. (a)	319	3,755
IRadimed Corp. (a)	176	3,758
iRhythm Technologies, Inc. (a)	995	80,943
Lantheus Holdings, Inc. (a)	1,475	18,821
LeMaitre Vascular, Inc.	536	13,357
LivaNova PLC (a)	1,438	65,070
Meridian Bioscience, Inc. (a)	89	748
Merit Medical Systems, Inc. (a)	2,012	62,875
Mesa Laboratories, Inc.	150	33,914
Misonix, Inc. (a)	375	3,533
Natus Medical, Inc. (a)	1,262	29,190
Neogen Corp. (a)	1,942	130,095
Neuronetics, Inc. (a)	404	764
Nevro Corp. (a)	1,124	112,378
Novocure Ltd. (a)	3,263	219,730
NuVasive, Inc. (a)	1,945	98,534
Orthofix International NV (a)	505	14,145
OrthoPediatrics Corp. (a)	373	14,786
Pulse Biosciences, Inc. (a)	456	3,265
Quidel Corp. (a)	1,343	131,359
Rockwell Medical Technologies, Inc. (a)	2,499	5,123
Senseonics Holdings, Inc. (a)	5,033	3,188
Shockwave Medical, Inc. (a)	964	31,986
SI-BONE, Inc. (a)	740	8,843
Sientra, Inc. (a)	1,369	2,724
Silk Road Medical, Inc.	610	19,203
Soliton, Inc. (a)	170	1,377
Staar Surgical Co. (a)	1,671	53,906
SurModics, Inc. (a)	486	16,194
Tactile Systems Technology, Inc. (a)	695	27,911
Tandem Diabetes Care, Inc. (a)	2,108	135,650
TransEnterix, Inc. (a)	353	124
TransMedics Group, Inc.	440	5,315
Utah Medical Products, Inc.	107	10,063
Vapotherm, Inc. (a)	566	10,658
Varex Imaging Corp. (a)	607	13,785
ViewRay, Inc. (a)	4,054	10,135
Wright Medical Group NV (a)	4,725	135,371
Zynex, Inc. (a)	626	6,930
		2,342,843
Health Care Providers & Services - 3.7%
1Life Healthcare, Inc. (a)	302	5,481
Addus HomeCare Corp. (a)	469	31,704
Amedisys, Inc. (a)	1,177	216,027
American Renal Associates Holdings, Inc. (a)	240	1,586
AMN Healthcare Services, Inc. (a)	1,727	99,838
Apollo Medical Holdings, Inc. (a)	332	4,289
Avalon GloboCare Corp. (a)	453	702
BioScrip, Inc. (a)	97	919
BioTelemetry, Inc. (a)	1,251	48,176
Catasys, Inc. (a)	282	4,295
Corvel Corp. (a)	332	18,097
Cross Country Healthcare, Inc. (a)	143	964
Exagen, Inc. (a)	86	1,371
Genesis HealthCare, Inc. Class A (a)	3,406	2,870
Hanger, Inc. (a)	231	3,599
HealthEquity, Inc. (a)	2,602	131,635
LHC Group, Inc. (a)	1,130	158,426
Magellan Health Services, Inc. (a)	459	22,082
National Research Corp. Class A	450	20,466
Pennant Group, Inc. (a)	946	13,395
PetIQ, Inc. Class A (a)	740	17,190
Progyny, Inc. (a)	206	4,365
Providence Service Corp. (a)	438	24,037
R1 RCM, Inc. (a)	3,896	35,415
RadNet, Inc. (a)	1,582	16,627
Select Medical Holdings Corp. (a)	4,128	61,920
Surgery Partners, Inc. (a)	52	340
Tenet Healthcare Corp. (a)	3,616	52,070
The Ensign Group, Inc.	1,897	71,346
The Joint Corp. (a)	497	5,392
U.S. Physical Therapy, Inc.	473	32,637
		1,107,261
Health Care Technology - 3.0%
Castlight Health, Inc. Class B (a)	3,967	2,869
Evolent Health, Inc. (a)	660	3,584
Health Catalyst, Inc.	631	16,501
HealthStream, Inc. (a)	356	8,526
HMS Holdings Corp. (a)	3,287	83,062
Inovalon Holdings, Inc. Class A (a)	2,708	45,115
Inspire Medical Systems, Inc. (a)	507	30,562
Livongo Health, Inc.	1,669	47,617
Nextgen Healthcare, Inc. (a)	2,059	21,496
Omnicell, Inc. (a)	1,554	101,911
OptimizeRx Corp. (a)	514	4,657
Phreesia, Inc.	891	18,738
Schrodinger, Inc.	434	18,714
Simulations Plus, Inc.	444	15,504
Tabula Rasa HealthCare, Inc. (a)	732	38,276
Teladoc Health, Inc. (a)	2,710	420,038
Vocera Communications, Inc. (a)	1,174	24,936
		902,106
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. (a)	1,040	8,663
ChromaDex, Inc. (a)	1,574	5,131
Codexis, Inc. (a)	1,975	22,041
Fluidigm Corp. (a)	2,514	6,386
Medpace Holdings, Inc. (a)	1,037	76,095
Nanostring Technologies, Inc. (a)	1,160	27,898
NeoGenomics, Inc. (a)	3,584	98,954
Pacific Biosciences of California, Inc. (a)	4,897	14,985
Personalis, Inc. (a)	595	4,802
Quanterix Corp. (a)	520	9,552
Syneos Health, Inc. (a)	172	6,780
		281,287
Pharmaceuticals - 2.7%
AcelRx Pharmaceuticals, Inc. (a)	783	924
Acer Therapeutics, Inc. (a)	190	378
Aerie Pharmaceuticals, Inc. (a)	1,608	21,708
Akcea Therapeutics, Inc. (a)	489	6,993
Akorn, Inc. (a)	230	129
Amneal Pharmaceuticals, Inc. (a)	4,323	15,044
Amphastar Pharmaceuticals, Inc. (a)	1,339	19,871
ANI Pharmaceuticals, Inc. (a)	342	13,933
Arvinas Holding Co. LLC (a)	796	32,079
Axsome Therapeutics, Inc. (a)	1,013	59,595
Baudax Bio, Inc. (a)	247	613
Biodelivery Sciences International, Inc. (a)	3,199	12,124
Cara Therapeutics, Inc. (a)	1,308	17,279
Cerecor, Inc. (a)	927	2,299
Chiasma, Inc. (a)	1,225	4,471
Collegium Pharmaceutical, Inc. (a)	1,220	19,923
Corcept Therapeutics, Inc. (a)	3,584	42,614
CorMedix, Inc. (a)	1,020	3,662
CymaBay Therapeutics, Inc. (a)	2,593	3,838
Eloxx Pharmaceuticals, Inc. (a)	1,027	2,013
Endo International PLC (a)	594	2,198
Evofem Biosciences, Inc. (a)	559	2,974
Evolus, Inc. (a)	730	3,030
Eyepoint Pharmaceuticals, Inc. (a)	1,232	1,257
Fulcrum Therapeutics, Inc.	388	4,633
Innoviva, Inc. (a)	2,409	28,330
Intersect ENT, Inc. (a)	1,152	13,651
Intra-Cellular Therapies, Inc. (a)	974	14,970
Kala Pharmaceuticals, Inc. (a)	456	4,008
Kaleido Biosciences, Inc. (a)	482	2,964
Liquidia Technologies, Inc. (a)	560	2,638
Marinus Pharmaceuticals, Inc. (a)	2,935	5,958
MyoKardia, Inc. (a)	1,658	77,727
NGM Biopharmaceuticals, Inc.	890	10,974
Ocular Therapeutix, Inc. (a)	1,594	7,890
Odonate Therapeutics, Inc. (a)	360	9,940
Omeros Corp. (a)	1,921	25,684
OptiNose, Inc. (a)	1,033	4,638
Pacira Biosciences, Inc. (a)	1,537	51,536
Paratek Pharmaceuticals, Inc. (a)	1,243	3,915
Phathom Pharmaceuticals, Inc. (a)	316	8,159
Phibro Animal Health Corp. Class A	710	17,161
Reata Pharmaceuticals, Inc. (a)	358	51,674
resTORbio, Inc. (a)	13	13
Revance Therapeutics, Inc. (a)	1,631	24,139
Satsuma Pharmaceuticals, Inc. (a)	146	3,142
SIGA Technologies, Inc. (a)	2,065	9,871
Supernus Pharmaceuticals, Inc. (a)	1,840	33,102
TherapeuticsMD, Inc. (a)	7,303	7,741
Theravance Biopharma, Inc. (a)	1,834	42,384
Tricida, Inc. (a)	816	17,952
Verrica Pharmaceuticals, Inc. (a)	211	2,306
WAVE Life Sciences (a)	693	6,493
Xeris Pharmaceuticals, Inc. (a)	1,469	2,865
Zogenix, Inc. (a)	1,601	39,593
Zynerba Pharmaceuticals, Inc. (a)	739	2,830
		827,830

TOTAL HEALTH CARE		10,140,433

INDUSTRIALS - 17.2%
Aerospace & Defense - 1.9%
Aerojet Rocketdyne Holdings, Inc. (a)	1,930	80,732
AeroVironment, Inc. (a)	801	48,829
Astronics Corp. (a)	832	7,638
Axon Enterprise, Inc. (a)	2,192	155,128
Cubic Corp.	191	7,890
Ducommun, Inc. (a)	62	1,541
Kratos Defense & Security Solutions, Inc. (a)	3,397	47,014
Mercury Systems, Inc. (a)	2,038	145,391
Moog, Inc. Class A	1,013	51,187
National Presto Industries, Inc.	11	779
Parsons Corp.	714	22,819
Triumph Group, Inc.	498	3,366
		572,314
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	2,202	40,253
Forward Air Corp.	1,061	53,740
Radiant Logistics, Inc. (a)	1,442	5,581
		99,574
Airlines - 0.2%
Allegiant Travel Co.	489	40,000
Mesa Air Group, Inc. (a)	397	1,306
Spirit Airlines, Inc. (a)	2,032	26,192
		67,498
Building Products - 2.3%
AAON, Inc.	1,540	74,413
Advanced Drain Systems, Inc.	1,620	47,693
American Woodmark Corp. (a)	638	29,074
Apogee Enterprises, Inc.	833	17,343
Builders FirstSource, Inc. (a)	4,003	48,957
CSW Industrials, Inc.	554	35,927
Jeld-Wen Holding, Inc. (a)	2,261	22,000
Masonite International Corp. (a)	875	41,519
Patrick Industries, Inc.	573	16,136
PGT, Inc. (a)	1,013	8,499
Simpson Manufacturing Co. Ltd.	1,679	104,064
Trex Co., Inc. (a)	2,208	176,949
Universal Forest Products, Inc.	1,984	73,785
		696,359
Commercial Services & Supplies - 3.3%
ADS Waste Holdings, Inc. (a)	2,538	83,246
Brady Corp. Class A	1,490	67,244
Casella Waste Systems, Inc. Class A (a)	1,719	67,144
CECO Environmental Corp. (a)	72	336
Cimpress PLC (a)	704	37,453
Covanta Holding Corp.	4,368	37,346
Deluxe Corp.	107	2,775
Harsco Corp. (a)	2,949	20,555
Healthcare Services Group, Inc.	2,794	66,805
Heritage-Crystal Clean, Inc. (a)	419	6,805
Herman Miller, Inc.	2,213	49,129
HNI Corp.	1,254	31,588
Interface, Inc.	1,985	15,007
Kimball International, Inc. Class B	1,184	14,101
Knoll, Inc.	1,759	18,153
McGrath RentCorp.	620	32,476
Mobile Mini, Inc.	545	14,295
MSA Safety, Inc.	1,323	133,888
Pitney Bowes, Inc.	3,047	6,216
Steelcase, Inc. Class A	774	7,639
Tetra Tech, Inc.	2,044	144,347
The Brink's Co.	1,874	97,542
U.S. Ecology, Inc.	905	27,512
Viad Corp.	773	16,411
VSE Corp.	17	279
		998,292
Construction & Engineering - 1.2%
Argan, Inc.	475	16,421
Comfort Systems U.S.A., Inc.	1,363	49,818
Construction Partners, Inc. Class A (a)	259	4,375
Dycom Industries, Inc. (a)	913	23,418
EMCOR Group, Inc.	1,570	96,272
Granite Construction, Inc.	261	3,962
Great Lakes Dredge & Dock Corp. (a)	1,991	16,525
Ies Holdings, Inc. (a)	148	2,612
MasTec, Inc. (a)	2,258	73,904
MYR Group, Inc. (a)	610	15,976
NV5 Holdings, Inc. (a)	397	16,392
Primoris Services Corp.	1,120	17,808
Sterling Construction Co., Inc. (a)	262	2,489
Williams Scotsman Corp. (a)	1,340	13,574
		353,546
Electrical Equipment - 1.5%
Allied Motion Technologies, Inc.	283	6,707
American Superconductor Corp. (a)	170	932
Atkore International Group, Inc. (a)	1,788	37,673
AZZ, Inc.	297	8,352
Energous Corp. (a)	809	601
EnerSys	1,049	51,946
Generac Holdings, Inc. (a)	2,300	214,291
Plug Power, Inc. (a)	11,221	39,722
Sunrun, Inc. (a)	4,263	43,056
Thermon Group Holdings, Inc. (a)	329	4,958
TPI Composites, Inc. (a)	1,087	16,066
Vicor Corp. (a)	675	30,065
Vivint Solar, Inc. (a)	1,658	7,245
		461,614
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,350	28,661
Machinery - 3.7%
Alamo Group, Inc.	316	28,054
Albany International Corp. Class A	1,151	54,477
Barnes Group, Inc.	206	8,617
Blue Bird Corp. (a)	316	3,454
Chart Industries, Inc. (a)	1,359	39,384
Columbus McKinnon Corp. (NY Shares)	539	13,475
Douglas Dynamics, Inc.	838	29,757
Energy Recovery, Inc. (a)	1,400	10,416
Enerpac Tool Group Corp. Class A	967	16,004
EnPro Industries, Inc.	71	2,810
ESCO Technologies, Inc.	899	68,243
Evoqua Water Technologies Corp. (a)	2,864	32,105
Federal Signal Corp.	2,111	57,588
Franklin Electric Co., Inc.	1,637	77,152
Gencor Industries, Inc. (a)	30	315
Gorman-Rupp Co.	123	3,839
Graham Corp.	3	39
Hillenbrand, Inc.	1,531	29,257
John Bean Technologies Corp.	1,171	86,970
Kadant, Inc.	411	30,681
L.B. Foster Co. Class A (a)	8	99
Lindsay Corp.	141	12,913
Luxfer Holdings PLC sponsored	955	13,504
Mayville Engineering Co., Inc.	207	1,269
Meritor, Inc. (a)	2,224	29,468
Miller Industries, Inc.	15	424
Mueller Industries, Inc.	1,116	26,717
Mueller Water Products, Inc. Class A	3,454	27,667
Omega Flex, Inc.	108	9,115
Proto Labs, Inc. (a)	1,013	77,120
RBC Bearings, Inc. (a)	910	102,639
REV Group, Inc.	118	492
Rexnord Corp.	405	9,181
Spartan Motors, Inc.	944	12,187
SPX Corp.(a)	1,340	43,738
Sun Hydraulics Corp.	1,100	41,712
Tennant Co.	670	38,827
Terex Corp.	1,791	25,719
Watts Water Technologies, Inc. Class A	578	48,928
Welbilt, Inc. (a)	4,858	24,922
		1,139,278
Marine - 0.0%
Scorpio Bulkers, Inc.	337	853
Professional Services - 1.6%
ASGN, Inc. (a)	1,676	59,196
Barrett Business Services, Inc.	263	10,425
BG Staffing, Inc.	129	965
CRA International, Inc.	65	2,172
Exponent, Inc.	1,937	139,290
Forrester Research, Inc. (a)	412	12,043
Franklin Covey Co. (a)	386	5,998
FTI Consulting, Inc. (a)	123	14,732
Heidrick & Struggles International, Inc.	59	1,328
Huron Consulting Group, Inc. (a)	98	4,445
ICF International, Inc.	421	28,923
Insperity, Inc.	1,391	51,884
Kforce, Inc.	745	19,050
Korn Ferry	2,067	50,269
MISTRAS Group, Inc. (a)	66	281
Resources Connection, Inc.	269	2,951
TriNet Group, Inc. (a)	1,644	61,913
Upwork, Inc. (a)	2,153	13,887
Willdan Group, Inc. (a)	383	8,185
		487,937
Road & Rail - 0.3%
Avis Budget Group, Inc. (a)	2,163	30,066
Heartland Express, Inc.	67	1,244
P.A.M. Transportation Services, Inc. (a)	41	1,261
Saia, Inc. (a)	585	43,021
Universal Logistics Holdings, Inc.	304	3,982
		79,574
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	1,440	65,837
Beacon Roofing Supply, Inc. (a)	373	6,169
EVI Industries, Inc. (a)	192	3,030
Foundation Building Materials, Inc. (a)	260	2,675
General Finance Corp. (a)	157	980
GMS, Inc. (a)	693	10,901
H&E Equipment Services, Inc.	950	13,946
Herc Holdings, Inc. (a)	52	1,064
Kaman Corp.	134	5,155
Lawson Products, Inc. (a)	150	4,008
MRC Global, Inc. (a)	237	1,010
SiteOne Landscape Supply, Inc. (a)	1,536	113,080
Systemax, Inc.	325	5,762
Transcat, Inc. (a)	255	6,758
Willis Lease Finance Corp. (a)	3	80
		240,455

TOTAL INDUSTRIALS		5,225,955

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 0.9%
Acacia Communications, Inc. (a)	1,416	95,127
Calix Networks, Inc. (a)	953	6,747
Cambium Networks Corp. (a)	66	370
Casa Systems, Inc. (a)	1,140	3,990
Clearfield, Inc. (a)	399	4,728
Dasan Zhone Solutions, Inc. (a)	232	972
Extreme Networks, Inc. (a)	4,513	13,945
InterDigital, Inc.	1,166	52,039
KVH Industries, Inc. (a)	19	179
Plantronics, Inc.	1,264	12,716
Viavi Solutions, Inc. (a)	8,673	97,224
		288,037
Electronic Equipment & Components - 2.1%
Airgain, Inc. (a)	276	2,040
Akoustis Technologies, Inc. (a)	1,150	6,176
Badger Meter, Inc.	1,072	57,459
Coda Octopus Group, Inc. (a)	313	1,756
ePlus, Inc. (a)	439	27,490
Fabrinet (a)	1,260	68,746
FARO Technologies, Inc. (a)	610	27,145
Fitbit, Inc. (a)	1,771	11,795
II-VI, Inc. (a)	2,185	62,273
Insight Enterprises, Inc. (a)	483	20,349
Iteris, Inc. (a)	1,455	4,656
Itron, Inc. (a)	1,286	71,797
Kimball Electronics, Inc. (a)	30	328
MTS Systems Corp.	232	5,220
Napco Security Technolgies, Inc. (a)	438	6,644
nLIGHT, Inc. (a)	1,258	13,196
Novanta, Inc. (a)	1,263	100,888
OSI Systems, Inc. (a)	633	43,626
Par Technology Corp. (a)	418	5,375
Plexus Corp. (a)	148	8,075
Rogers Corp. (a)	695	65,622
Sanmina Corp. (a)	579	15,795
Vishay Precision Group, Inc. (a)	276	5,542
Wrap Technologies, Inc. (a)	246	1,048
		633,041
IT Services - 2.7%
3PEA International, Inc. (a)	1,226	6,326
Brightcove, Inc. (a)	1,457	10,155
Cardtronics PLC (a)	1,113	23,284
Cass Information Systems, Inc.	528	18,564
CSG Systems International, Inc.	1,228	51,392
Endurance International Group Holdings, Inc. (a)	2,516	4,856
EVERTEC, Inc.	2,266	51,506
EVO Payments, Inc. Class A (a)	1,495	22,874
Exela Technologies, Inc. (a)	449	92
ExlService Holdings, Inc. (a)	1,257	65,402
GTT Communications, Inc. (a)	1,311	10,422
Hackett Group, Inc.	823	10,469
i3 Verticals, Inc. Class A (a)	559	10,671
International Money Express, Inc. (a)	736	6,720
Limelight Networks, Inc. (a)	1,773	10,106
Maximus, Inc.	2,380	138,516
NIC, Inc.	2,458	56,534
Perficient, Inc. (a)	1,203	32,589
Perspecta, Inc.	390	7,114
PRG-Schultz International, Inc. (a)	817	2,288
Priority Technology Holdings, Inc. (a)	230	446
Science Applications International Corp.	2,172	162,096
Ttec Holdings, Inc.	650	23,868
Tucows, Inc. (a)	361	17,422
Unisys Corp. (a)	1,292	15,956
Verra Mobility Corp. (a)	4,844	34,586
Virtusa Corp. (a)	1,082	30,729
		824,983
Semiconductors & Semiconductor Equipment - 3.5%
Adesto Technologies Corp. (a)	854	9,556
Advanced Energy Industries, Inc. (a)	1,433	69,486
Ambarella, Inc. (a)	487	23,649
Brooks Automation, Inc.	2,359	71,950
Cabot Microelectronics Corp.	1,092	124,641
Ceva, Inc. (a)	758	18,897
Diodes, Inc. (a)	381	15,482
DSP Group, Inc. (a)	293	3,926
Enphase Energy, Inc. (a)	3,452	111,465
FormFactor, Inc. (a)	210	4,219
Ichor Holdings Ltd. (a)	195	3,736
Impinj, Inc. (a)	652	10,895
Inphi Corp.(a)	1,690	133,797
Lattice Semiconductor Corp. (a)	4,751	84,663
MaxLinear, Inc. Class A (a)	2,484	28,988
NVE Corp.	166	8,637
Onto Innovation, Inc. (a)	416	12,343
PDF Solutions, Inc. (a)	42	492
Power Integrations, Inc.	1,063	93,895
Semtech Corp. (a)	2,269	85,088
Silicon Laboratories, Inc. (a)	1,612	137,681
SiTime Corp.	73	1,589
Xperi Corp.	355	4,938
		1,060,013
Software - 8.6%
8x8, Inc. (a)	3,630	50,312
A10 Networks, Inc. (a)	1,827	11,346
ACI Worldwide, Inc. (a)	4,316	104,231
Agilysys, Inc. (a)	806	13,460
Alarm.com Holdings, Inc. (a)	1,382	53,774
Altair Engineering, Inc. Class A (a)	1,500	39,750
American Software, Inc. Class A	610	8,668
AppFolio, Inc. (a)	593	65,793
Appian Corp. Class A (a)	1,282	51,575
Benefitfocus, Inc. (a)	1,121	9,988
Blackbaud, Inc.	1,833	101,823
BlackLine, Inc. (a)	1,626	85,544
Bottomline Technologies, Inc. (a)	1,632	59,813
Box, Inc. Class A (a)	5,490	77,080
ChannelAdvisor Corp. (a)	1,053	7,645
Cloudera, Inc. (a)	576	4,533
CommVault Systems, Inc. (a)	1,573	63,675
Cornerstone OnDemand, Inc. (a)	2,144	68,072
Digimarc Corp. (a)	394	5,142
Digital Turbine, Inc. (a)	3,024	13,033
Domo, Inc. Class B (a)	656	6,521
Ebix, Inc.	895	13,586
eGain Communications Corp. (a)	773	5,666
Envestnet, Inc. (a)	1,815	97,611
Everbridge, Inc. (a)	1,248	132,737
Five9, Inc. (a)	2,250	172,035
Forescout Technologies, Inc. (a)	1,630	51,492
Ideanomics, Inc. (a)	3,833	5,136
Intelligent Systems Corp. (a)	258	8,769
j2 Global, Inc.	1,749	130,913
LivePerson, Inc. (a)	2,335	53,121
Majesco (a)	225	1,229
MicroStrategy, Inc. Class A (a)	302	35,666
Mitek Systems, Inc. (a)	1,561	12,301
MobileIron, Inc. (a)	3,752	14,258
Model N, Inc. (a)	1,264	28,073
Onespan, Inc. (a)	876	15,899
Phunware, Inc. (a)	766	517
Ping Identity Holding Corp. (a)	424	8,488
Progress Software Corp.	1,693	54,176
PROS Holdings, Inc. (a)	1,256	38,974
Q2 Holdings, Inc. (a)	1,638	96,740
QAD, Inc. Class A	214	8,545
Qualys, Inc. (a)	1,262	109,781
Rapid7, Inc. (a)	1,854	80,334
Rimini Street, Inc. (a)	833	3,407
SailPoint Technologies Holding, Inc. (a)	3,230	49,161
SecureWorks Corp. (a)	35	403
SharpSpring, Inc. (a)	422	2,557
ShotSpotter, Inc. (a)	308	8,464
Sprout Social, Inc. (a)	302	4,820
SPS Commerce, Inc. (a)	1,316	61,207
SurveyMonkey (a)	3,270	44,178
Telaria, Inc. (a)	1,679	10,074
TeleNav, Inc. (a)	666	2,877
Tenable Holdings, Inc. (a)	1,418	30,997
Upland Software, Inc. (a)	868	23,280
Varonis Systems, Inc. (a)	1,125	71,629
Verint Systems, Inc. (a)	2,358	101,394
VirnetX Holding Corp. (a)	2,336	12,778
Workiva, Inc. (a)	1,377	44,518
Yext, Inc. (a)	3,622	36,908
Zix Corp. (a)	1,983	8,547
Zuora, Inc. (a)	3,328	26,790
		2,621,814
Technology Hardware, Storage & Peripherals - 0.1%
Astro-Med, Inc.	224	1,738
Avid Technology, Inc. (a)	1,080	7,268
Diebold Nixdorf, Inc. (a)	1,590	5,597
Sonim Technologies, Inc.	195	137
		14,740

TOTAL INFORMATION TECHNOLOGY		5,442,628

MATERIALS - 2.7%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc.	579	3,804
Amyris, Inc. (a)	242	620
Balchem Corp.	1,207	119,155
Chase Corp.	274	22,547
Ferro Corp. (a)	2,500	23,400
GCP Applied Technologies, Inc. (a)	2,026	36,063
H.B. Fuller Co.	1,425	39,800
Ingevity Corp. (a)	1,584	55,757
Innospec, Inc.	788	54,758
Koppers Holdings, Inc. (a)	493	6,098
Kraton Performance Polymers, Inc. (a)	365	2,957
Marrone Bio Innovations, Inc. (a)	1,586	1,296
OMNOVA Solutions, Inc. (a)	1,630	16,528
Orion Engineered Carbons SA	1,570	11,712
PolyOne Corp.	3,271	62,051
Quaker Chemical Corp.	493	62,256
Sensient Technologies Corp.	833	36,244
Stepan Co.	86	7,608
Tronox Holdings PLC	1,561	7,774
		570,428
Construction Materials - 0.1%
Forterra, Inc. (a)	705	4,216
Summit Materials, Inc. (a)	801	12,015
U.S. Concrete, Inc. (a)	596	10,811
United States Lime & Minerals, Inc.	5	369
		27,411
Containers & Packaging - 0.1%
Myers Industries, Inc.	1,373	14,760
UFP Technologies, Inc. (a)	19	724
		15,484
Metals & Mining - 0.5%
Cleveland-Cliffs, Inc.	3,477	13,734
Compass Minerals International, Inc.	1,272	48,934
Kaiser Aluminum Corp.	307	21,269
Materion Corp.	317	11,098
Novagold Resources, Inc. (a)	6,094	44,948
Ryerson Holding Corp. (a)	643	3,421
Worthington Industries, Inc.	313	8,216
		151,620
Paper & Forest Products - 0.1%
Boise Cascade Co.	346	8,228
Louisiana-Pacific Corp.	592	10,171
Neenah, Inc.	523	22,557
Verso Corp. (a)	55	620
		41,576

TOTAL MATERIALS		806,519

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexanders, Inc.	82	22,628
American Assets Trust, Inc.	1,914	47,850
American Finance Trust, Inc.	377	2,356
Armada Hoffler Properties, Inc.	815	8,721
Bluerock Residential Growth (REIT), Inc.	984	5,481
CareTrust (REIT), Inc.	2,751	40,687
Clipper Realty, Inc.	568	2,942
Community Healthcare Trust, Inc.	477	18,260
Easterly Government Properties, Inc.	709	17,470
EastGroup Properties, Inc.	1,464	152,959
Essential Properties Realty Trust, Inc.	420	5,485
First Industrial Realty Trust, Inc.	1,011	33,596
Four Corners Property Trust, Inc.	2,754	51,527
Gladstone Commercial Corp.	446	6,405
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	224	4,572
iStar Financial, Inc.	1,650	17,507
LTC Properties, Inc.	782	24,164
Monmouth Real Estate Investment Corp. Class A	694	8,363
National Health Investors, Inc.	722	35,753
National Storage Affiliates Trust	2,269	67,162
New Senior Investment Group, Inc.	1,520	3,891
NexPoint Residential Trust, Inc.	774	19,513
Pennsylvania Real Estate Investment Trust (SBI)	949	865
PS Business Parks, Inc.	762	103,266
QTS Realty Trust, Inc. Class A	2,182	126,578
Ryman Hospitality Properties, Inc.	1,852	66,394
Safety Income and Growth, Inc.	43	2,719
Saul Centers, Inc.	442	14,471
Seritage Growth Properties	176	1,603
Tanger Factory Outlet Centers, Inc.	3,482	17,410
Terreno Realty Corp.	276	14,283
The GEO Group, Inc.	4,512	54,866
UMH Properties, Inc.	1,201	13,043
Uniti Group, Inc.	6,986	42,126
Universal Health Realty Income Trust (SBI)	448	45,163
		1,100,079
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)	3	23
Cushman & Wakefield PLC (a)	3,990	46,843
eXp World Holdings, Inc. (a)	844	7,140
Griffin Industrial Realty, Inc.	7	229
Kennedy-Wilson Holdings, Inc.	2,307	30,960
Marcus & Millichap, Inc. (a)	753	20,406
Maui Land & Pineapple, Inc. (a)	115	1,257
Newmark Group, Inc.	4,881	20,744
Redfin Corp. (a)	3,376	52,058
The RMR Group, Inc.	587	15,831
		195,491

TOTAL REAL ESTATE		1,295,570

UTILITIES - 1.8%
Electric Utilities - 0.3%
El Paso Electric Co.	250	16,990
Genie Energy Ltd. Class B	206	1,479
MGE Energy, Inc.	477	31,229
Otter Tail Corp.	660	29,344
Spark Energy, Inc. Class A,	473	2,966
		82,008
Gas Utilities - 0.3%
Chesapeake Utilities Corp.	603	51,683
New Jersey Resources Corp.	247	8,391
Northwest Natural Holding Co.	171	10,559
South Jersey Industries, Inc.	496	12,400
Southwest Gas Holdings, Inc.	239	16,625
		99,658
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp. (a)	2,347	5,023
Ormat Technologies, Inc.	529	35,792
Sunnova Energy International, Inc.	366	3,686
Terraform Power, Inc.	2,136	33,685
		78,186
Water Utilities - 1.0%
American States Water Co.	1,377	112,556
California Water Service Group	1,702	85,645
Global Water Resources, Inc.	424	4,321
Middlesex Water Co.	548	32,946
Pure Cycle Corp. (a)	810	9,032
SJW Corp.	644	37,204
York Water Co.	442	19,209
		300,913

TOTAL UTILITIES		560,765

TOTAL COMMON STOCKS
(Cost $35,730,354)		29,897,650

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.29% (b)
(Cost $1,569,765)	1,569,303	1,569,773
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $37,300,119)		31,467,423
NET OTHER ASSETS (LIABILITIES) - (3.6)%(c)		(1,099,805)
NET ASSETS - 100%		$30,367,618

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	June 2020	$459,040	$23,524	$23,524

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $42,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,943
Total	$2,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.